RESTRUCTURING (Tables)	12 Months Ended
Sep. 27, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges	Below is a detail of restructuring charges incurred during the 2019 and 2018 fiscal years, which predominately relate to the Company's Medical segment:

(In millions)	Location of Restructuring Charges in Consolidated Statements of Earnings	September 27, 2019	September 28, 2018
Other assets impairment charges	Selling, general and administrative	$—	$1.3
Inventory write downs	Cost of revenues	3.1	3.1
Intangible assets impairment	Impairment of intangible assets	4.8	3.0
Accelerated depreciation	Cost of revenues	4.5	4.2
Severance costs	Selling, general and administrative	6.2	4.3
Facility closure costs	Selling, general and administrative	0.3	0.8
Total restructuring charges		$18.9	$16.7